Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations [Table Text Block]
The following table presents amounts recognized related to asset retirement obligations for the periods indicated (in millions):

	2022	2021
Balance at January 1	$606	$462
Additional liabilities incurred	97	27
Liabilities assumed in acquisition	15	96
Liabilities settled	(29)	(15)
Accretion expense	30	22
Change in estimated cash flows	35	13
Other	3	1
Balance at December 31	$757	$606